Note 10 - Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
Derivative liability balance at December 31, 2022	$13,833
Gain recognized to revalue derivative instrument at fair value	(12,457)
Derivative liability balance at December 31, 2023	$1,376
Gain recognized to revalue derivative instrument at fair value	(1,376)
Derivative liability balance at December 31, 2024	$-